Equity - Earnings Per Share (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Opening balance	kr (6,090)	kr (45)	kr (34)
Change for the year ended	(20,889)	(6,045)	(11)
Closing balance	kr (26,979)	kr (6,090)	kr (45)